Related party transactions - Summary of Related Party Transactions (Details) - Axionlog Distribution B.V. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Food and paper	$ (187,959)	$ (124,416)	$ (188,276)
Occupancy and other operating expenses	(5,108)	(3,667)	(7,252)
Logistics service fees from related party	40,227	24,302	38,658
Suppliers purchase expense related party	$ 147,732	$ 100,114	$ 149,618